Promissory Notes Payable (Details Textual) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Aug. 31, 2016	Dec. 31, 2015	Oct. 19, 2015
Notes Payable, Related Parties, Noncurrent	$ 950,000	$ 500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.00		$ 1.00		$ 0.01